American Century
Fund Profile

California Tax-Free Money Market Fund

[photo of woman sitting on bench, photo of hand holding pencil]

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

August 1, 2001
Investor Class

[american century brokerage logo (reg. sm) and text logo]

CALIFORNIA TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Tax-Free Money Market seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy high-quality, very short-term debt securities with interest payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    Additional information about California Tax-Free Money Market's investments is available in its annual and semi-annual reports. In these reports you will find a discussion  of the market conditions and investment strategies that  significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and
    it is not insured or guaranteed by the Federal Deposit Insurance Corporation
    (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because high-quality, very short-term debt securities are among the safest securities available, the interest they  pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or  lower-quality securities.

    *  Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Tax-Free
    Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

       [data shown in bar chart]

       Calendar Year-By-Year Returns(1)
       2000         3.30%
       1999         2.66%
       1998         2.95%
       1997         3.19%
       1996         3.07%
       1995         3.41%
       1994         2.42%
       1993         2.03%
       1992         2.49%
       1991         3.81%

       (1) As of June 30, 2001, the end of the most recent calendar quarter,
       California Tax-Free Money Market's return was 1.35%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    California Tax-Free
    Money Market              0.97% (1Q 1991)         0.44% (1Q 1994)

California Tax-Free Money Market              American Century Investments

    The following table shows the average annual total returns  of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money
    Market Average, an  unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.  For current performance information, including yields, please call us or access our Web site.

                                     1 YEAR   5 YEARS   10 YEARS  LIFE OF FUND(1)
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 2001)
        California Tax-Free
            Money Market              3.10%    3.00%     2.88%       3.67%
        Lipper California Average
            Tax-Exempt
            Money Market Average      2.85%    2.82%     2.75%       3.77%(2)

        (1) The inception date for California Tax-Free Money Market is
        November 9, 1983.

        (2) Since November 30, 1983, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                                    0.49%(1)
        Distribution and Service (12b-1) Fees             None
        Other Expenses                                    0.00%(2)
        Total Annual Fund Operating Expenses              0.49%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees  and their legal counsel, as well as interest, were less than 0.005% for the most recent  fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year         3 years        5 years       10 years
                    $50            $157           $274           $615

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Tax-Free Money Market:

    TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
    California Tax-Free Money Market team since May 1994. He joined American
    Century in 1990. He has a bachelor's degree in finance from Santa Clara
    University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to purchase shares

    *  Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    *  Call us and send your investment by bank wire transfer

    *  If you already have an American Century Brokerage account, simply contact us by writing, calling or  accessing our Web site

    Your initial investment in your brokerage account must  be at least $2,500.
    If your brokerage account balance  falls below this account minimum, your shares may be  redeemed involuntarily.

California Tax-Free Money Market                               Fund Profile

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
    $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in California Tax-Free Money Market when you direct us to make other investments in your brokerage account.

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and federal income taxes.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  TeleSelect Automated Information and Trading Line
    transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

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AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

Visit our Web site at   WWW.AMERICANCENTURY.COM              [graphic of arrow]

FAX 650-967-9627

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

                                   American Century Investment Services, Inc.
BK-PRF-26029   0108             (c)2001 American Century Services Corporation